Annual Fund Operating Expenses - AB DISCOVERY GROWTH FUND, INC.	Jun. 30, 2026
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%
Distribution and Service (12b-1) Fees	0.23%
Component1 Other Expenses	0.06%
Component2 Other Expenses	0.02%
Other Expenses (as a percentage of Assets):	0.08%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.93%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.92%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.06%
Component2 Other Expenses	0.02%
Other Expenses (as a percentage of Assets):	0.08%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.70%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	1.69%
Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.06%
Component2 Other Expenses	0.02%
Other Expenses (as a percentage of Assets):	0.08%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.70%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.69%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.12%
Component2 Other Expenses	0.02%
Other Expenses (as a percentage of Assets):	0.14%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.76%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.75%
Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.03%
Component2 Other Expenses	0.02%
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.67%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.66%

[1]
In connection with the Fund’s investments in AB Government Money Market Portfolio (the “Money Market Portfolio”) (except for the investment of any cash collateral from securities lending), the Adviser has contractually agreed to waive its management fee from the Fund and/or reimburse other expenses of the Fund in an amount equal to the Fund’s pro rata share of the Money Market Portfolio’s effective management fee. The agreement may only be terminated or changed with the consent of the Fund’s Board of Directors.